BANK BORROWINGS	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS [Abstract]
BANK BORROWINGS

8.	BANK BORROWINGS

	At December 31,
	2011	2012
	$	$

Short-term bank borrowings	286,887,593	463,554,185
Current portion of long-term borrowings	35,328,572	48,865,064
Long-term bank borrowings	125,438,845	122,859,120

Total	447,655,010	635,278,369

The Group's short-term bank borrowings have annual average interest rates of 6.65% and 6.35% in year 2011 and 2012, respectively. These loans represent borrowings of the Group from various financial institutions. Each of these borrowings has a term of six months to one year, and expires at various times throughout the year.

The Group's long-term bank borrowings have annual average interest rates of 5.55%and 4.61% in year 2011 and 2012, respectively. These loans represent borrowings of the Group from the Import and Export Bank of China, China Development Bank and Shanghai Rural Commercial Bank, with a term of two to six years, which would expire between 2014 and 2018.

The short-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2011	2012
	$	$

China Electric Equipment Group Co., Ltd.
and Group chairman Mr. Tingxiu Lu	76.7	69.2
Group Chairman Mr. Tingxiu Lu and his stock rights
in China Electric Equipment Group Co., Ltd	-	50.0
Bank of Nanjing and China Electric Equipment Group Co., Ltd	31.7	39.8
China Electric Equipment Group Co., Ltd and Jiangsu Xinde
Asset Management Co., Ltd	20.6	19.7
Jiangsu Xinde Asset Management Co., Ltd	9.3	20.3
Land use right and machinery	3.6	7.2
Construction in progress	-	1.9
Fixed deposit	11.1	179.8

Total	153.0	387.9

The Group's long-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2011	2012
	$	$

Bank of Nanjing and China Electric Equipment Group Co., Ltd	39.7	-
Land use right and machinery	46.2	50.2
The Group and CEEG (Nanjing) Special Transformer Co., Ltd's
real estate, and CEEG (Jiangsu) Limited	-	31.8
Construction in progress	9.5	10.8

Total	95.4	92.8

The Group has short-term credit facilities of $612.9 million from various banks to facilitate its purchase of raw materials, of which $463.6 million were withdrawn with $149.3 million available to use as of December 31, 2012. The bank facilities contain no financial covenants. These short-term credit facilities are renewable annually upon mutual agreement between the parties.

The Group has a six year credit facility of $57.4 million to facilitate its new 200MW cell production lines and a three year credit facility of $30.0 million to be used to supplement working capital requirements from China Development Bank, which were fully withdrawn as of December 31, 2012.

The Group has a thirteen-month credit facility of $31.8 million and a two-year credit facility of $39.8 million from China Import & Export Bank to be used to supplement working capital requirements, which were fully withdrawn as of December 31, 2012.

The Group has a six-year credit facility of $12.7 million from Shanghai Rural Commercial Bank designed solely for capital expenditure purposes, which was fully withdrawn as of December 31, 2012.

These bank facilities have no restrictions as to its use and contain no financial covenants.